COMMITMENTS ( Schedule of Reconciles Undiscounted Cash Flows) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
For the year ended December 31, 2021
2022	$ 858
2023	789
2024	30
Total minimum lease payments	1,677
Less: amount of lease payments representing interest	(86)
Present value of future minimum lease payments	1,591
Less: Current maturities of operating leases	781	$ 673
Long-term operating leases liabilities	810	$ 1,299
Operating Lease, Liability, Total	$ 1,591